Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current:
Cash and cash equivalents	$ 530,052	$ 657,946
Accounts receivable	1,659,802	426,818
Prepaid expenses	109,960	162,565
Deferred finance costs, net of accumulated amortization of $53,884 and $25,923	5,217	1,877
Other current assets	78,269	11,627
Total current assets	2,383,300	1,260,833
Property and equipment, net	156,482	113,757
Intangible assets, net of accumulated amortization of $77,276 and $59,276	0	18,000
Software development costs	362,346	0
Security deposits	46,574	9,048
Total assets	2,948,702	1,401,638
Current liabilities
Accounts payable	817,057	1,163,307
Accrued expenses	365,454	187,868
Unearned revenue	1,292,228	1,140,140
Compound embedded derivative	0	11,817
Current portion of capital lease obligations	43,852	17,638
Current portion of notes payable	0	75,000
Total current liabilities	2,518,591	2,595,770
Capital lease obligations, less current portion	34,013	10,212
Notes payable, less current portion	0	106,355
Deferred Rent Credit, Noncurrent	14,179	0
Warrant liability	1,832,945	2,750
Total liabilities	4,399,728	2,715,087
Stockholders’ deficit:
Common stock, $.0001 par value; 100,000,000 shares authorized; 22,560,653 and 6,186,997 issued and outstanding	2,256	619
Additional paid-in capital	24,672,132	21,489,354
Accumulated deficit	(26,125,414)	(22,803,422)
Total stockholders’ deficit	(1,451,026)	(1,313,449)
Total liabilities and stockholders’ deficit	2,948,702	1,401,638
Series A Convertible Preferred Stock [Member]
Stockholders’ deficit:
Series A convertible preferred stock; $.0001 par value; 240 shares authorized; zero and 5 shares issued and outstanding	$ 0	$ 0